Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Parenthetical) (Detail)	Jun. 30, 2014	Jun. 30, 2014 Euro-denominated interest rate swaps [Member] USD ($)	Jun. 30, 2014 Euro-denominated interest rate swaps [Member] EUR (€)	Jun. 30, 2014 Floating Rate Payable [Member] USD ($)	Jun. 30, 2014 Derivatives designated as a cash flow hedge [Member] U.S. Dollar-denominated interest rate swaps 3 [Member] 2014 Termination [Member] USD ($)	Jun. 30, 2014 Derivatives designated as a cash flow hedge [Member] U.S. Dollar-denominated interest rate swaps 3 [Member] 2016 Termination [Member] USD ($)
Derivative [Line Items]
Minimum variable interest rate on debt	0.30%
Maximum variable interest rate on debt	4.50%
Interest rate swap aggregate principal amount used to economically hedge on new debt			€ 241,700,000	$ 200,000,000	$ 180,000,000	$ 320,000,000
LIBOR rate receivable fixed				2.14%
Floating LIBOR rate receivable/payable cap				6.00%
Reducing principal amount of Euro-denominated interest rate swaps		$ 96,000,000	€ 70,100,000